Schedule of Accounts, Notes, Loans and Financing Receivable (Details) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Nov. 30, 2017
Trade and deposits receivable	$ 1,778		$ 1,553
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 1		$ 10,000
Territory License Fee receivable	0		10,000
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 2		0
Sales tax receivable	43,515		60,370
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 3		27,583
Accounts and other receivable	45,293	131,083	$ 71,923
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 4		31,382
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 5		93,500
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 6		0
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 7		131,083
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 8		$ 31,382
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 1	1,778
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 2	0
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 3	0
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 4	10,000
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 5	43,515
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 6	27,583
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 7	0
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 8	93,500
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 9	45,293
Accounts And Other Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 10	$ 131,083